Condensed group statement of comprehensive income - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Profit (loss)		$ 9,536	$ 3,354	$ (10,534)	$ 8,254
Items that may be reclassified subsequently to profit or loss
Gains (losses) on exchange differences on translation, before tax	[1]	(2,454)	902	(4,203)	297
Reclassification adjustments on exchange differences on translation, before tax	[2]	0	0	10,791	0
Gains (Losses) On Cash Flow Hedges And Costs Of Hedging, Before Tax [Line Items]		99	(207)	321	(269)
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		59	(68)	144	(57)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss		(70)	8	(172)	9
Other comprehensive income that will be reclassified to profit or loss, net of tax		(2,366)	635	6,881	(20)
Items that will not be reclassified to profit or loss
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	[3]	(392)	590	1,736	2,616
Other Comprehensive Income, Cash Flow Hedges To Be Transferred To Balance Sheet, Before Tax		(3)	1	(4)	3
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss		179	(165)	(489)	(753)
Other comprehensive income that will not be reclassified to profit or loss, net of tax		(216)	426	1,243	1,866
Other comprehensive income		(2,582)	1,061	8,124	1,846
Comprehensive income		6,954	4,415	(2,410)	10,100
Attributable to
Comprehensive income, attributable to owners of parent		6,742	4,183	(2,936)	9,643
Comprehensive income, attributable to non-controlling interests		$ 212	$ 232	$ 526	$ 457

[1]	Second quarter 2022 is principally affected by movements in the Pound Sterling against the US dollar. Comparative periods are principally affected by movements in the Russian rouble against the US dollar. Both currency movements contribute towards the first half 2022 movement.
[2]	See Note 1 Basis of preparation - Investment in Rosneft.
[3]	See Note 1 Basis of preparation - Pensions and other post-retirement benefits for further information.